Management and Director Compensation	12 Months Ended
Dec. 31, 2023
Management And Director Compensation
Management and Director Compensation

Note 13 – Management and Director Compensation

The Company paid its officers cash compensation totaling $1,515,000 and $1,785,000 for the years ended December 31, 2023 and 2022, respectively. Of these amounts attributable to the Company’s CEO, $0 and $60,000, respectively was paid to Advanomics Corporation, a company controlled by the CEO of the Company.

The Company paid its directors cash compensation totaling $400,000 and $300,000 for the years ended December 31, 2023 and 2022, respectively.